Summarized Financial Information (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets		¥ 212,850		¥ 213,315		$ 30,860
Non-current assets		178,123		166,719		25,826
Current liabilities		79,630		74,488		11,546
Non-current liabilities		73,538		81,594		10,662
Noncontrolling interests		5,934		5,345		860
Ctrip.com International, Ltd
Schedule of Equity Method Investments [Line Items]
Current assets	[1]	67,045		76,596		9,422
Non-current assets	[1]	127,253		124,268		17,883
Current liabilities	[1]	61,708		73,517		8,672
Non-current liabilities	[1]	21,647		16,418		3,042
Noncontrolling interests	[1]	713		924		100
Total revenues	[1]	19,706	$ 2,769	20,313	¥ 21,704
Gross profit	[1]	15,261	2,145	15,916	16,838
Income (loss) from operations	[1]	(376)	(53)	(723)	(827)
Net income (loss)	[1]	(1,596)	(224)	1,198	(2,236)
Net (loss) income attributable to Trip	[1]	(1,488)	(209)	1,288	(2,243)
Other Equity Method Investees Excluding Ctrip,com
Schedule of Equity Method Investments [Line Items]
Current assets	[2]	163,889		125,266		23,031
Non-current assets	[2]	19,781		18,512		2,780
Current liabilities	[2]	117,811		90,744		16,556
Non-current liabilities	[2]	15,750		9,218		2,213
Noncontrolling interests	[2]	1,721		1,662		$ 242
Total revenues	[2]	22,417	3,150	21,380	13,981
Gross profit	[2]	8,664	1,218	7,624	5,083
Income (loss) from operations	[2]	993	140	1,238	(1,282)
Net income (loss)	[2]	304	43	2,065	(832)
Net (loss) income attributable to Trip	[2]	¥ 249	$ 35	¥ 2,040	¥ (891)

[1]	The Group adopted a one-quarter lag in reporting its share of equity income (loss) in Trip.
[2]	The Group adopted a one-quarter lag in reporting its share of (loss) income in majority of its equity investees.